Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,089,620
Previously Paid Amount	3,821
Total Fee Amount	6,139
Total Offset Amount	0
Net Fee	$ 2,318